UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund (in liquidation)
Schedule of Portfolio Investments
As of March 31, 2010 (Unaudited)

	Liquidity		Security Description	Value ($)
Long-Term Investments -- 18.0% (f) (i)
Investment Vehicles -- 16.0%
Dedicated Short Bias - Short Equity -- 1.8%
	Quarterly		Contra Strategic Short Fund, LP †	106,432

Event Driven - Distressed -- 4.7%
	Annually		Contrarian Capital Fund I, LP †	283,532

Event Driven - Multi Strategy -- 3.6%
	Quarterly		Canyon Value Realization Fund (Cayman), Ltd., Class D DI †	214,057

Long/Short Equity - General -- 2.0%
	Quarterly		Bonanza Liquidating Trust †	120,984

Long/Short Equity - Sector -- 3.9%
	Monthly		Ecofin General Partner Side Pocket †	237,587

			Total Investment Vehicles
			(Cost $994,083)	962,592

	Shares
Private Equities -- 2.0%
	19,413		Acceleron Pharma, Inc.	50,474
	15,902		Lifesync Holdings, Inc.	—
	44,533		Metabolex, Inc.	67,012

	Number of Warrants
	6,680		Metabolex, Inc. Warrants	—
			Total Private Equities
			(Cost $1)	117,486

			Total Long-Term Investments
			(Cost $994,084)	1,080,078

	Shares
Short-Term Investment -- 17.0%
Investment Company -- 17.0%
	1,023,117		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)
			(Cost $1,023,117)	1,023,117
Total Investments -- 35.0%
(Cost $2,017,201)				2,103,195
Other Assets in Excess of Liabilities -- 65.0%				3,901,833
NET ASSETS -- 100.0%				$6,005,028

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f) Fair Valued Investment.

(i) Investment Vehicles and Private Equities have been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l) The rate shown is the current yield as of March 31, 2010.

† Investment Vehicle may have additional restrictions on liquidity. These additional restrictions may result from the creation of a special investment (e.g. side pocket), the suspension of redemptions (in full or in part) and the commencement of an orderly liquidation. Any of these events may result in the Fund's delayed receipt of redemption proceeds.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		662,539
Aggregate gross unrealized depreciation		(576,545)
Net unrealized appreciation/depreciation		$85,994
Federal income tax cost of investments		$2,017,201

The various inputs that are used in determining the fair value of the Fund's investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1	Level 2		Level 3
	Quoted prices	Other significant observable inputs		Significant unobservable inputs	Total
Total Investments in Securities#	$ 1,023,117	$ -		$ 1,080,078	$ 2,103,195

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# Portfolio holdings designated as Level 1 and Level 3 are disclosed individually in the Schedule of Portfolio Investments (“SOI”).
Level 1 consists of an investment in a short-term investment company. Please refer to the SOI for further detail on the portfolio holdings.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/09	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Net transfers into Level 3	Net transfers out of Level 3	Balance as of 03/31/10
Investments in Securities
Dedicated Short Bias - Short Equity	$ 110,769	$ -		$ (4,337)	$ -	$ -	$ -	$ -	$ 106,432
Event Drive - Distressed	296,683	-		(13,151)	-	-	-	-	283,532
Event Driven - Multi Strategy	263,330	-		(49,273)	-	-	-	-	214,057
Long/Short Equity - General	123,906	-		(2,922)	-	-	-	-	120,984
Long/Short Equity -Sector	268,207	-		(10,210)	-	(20,410)	-	-	237,587
Private Equities	117,486	-	(a)	-	-	-	-	-	117,486
Total	$ 1,180,381	$ -	(a)	$ (79,893)	$ -	$ (20,410)	$ -	$ -	$ 1,080,078
(a) Amount rounds to less than $1.

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $39,162.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 24, 2010